Investments in associates and joint ventures	12 Months Ended
Dec. 31, 2021
Investments in associates and joint ventures

11.	Investments in associates and joint ventures

Jointly controlled

Banco Santander considers investments classified as jointly controlled when they possess a shareholders' agreement, which sets that the strategic, financial and operating decisions requires the unanimous consent of all investors.

Significant Influence

Associates are entities over which the Bank is in a position to exercise significant influence (significant influence is the power to participate in the financial and operating decisions of the investee) but it does not control or has joint control over the investee.

a) Breakdown

				Participation %
Jointly Controlled by Banco Santander	Activity	Country	2021	2020	2019
Banco RCI Brasil S.A.	Bank	Brazil	39.89%	39.89%	39.89%
Norchem Participações e Consultoria S.A. (1)	Other Activities	Brazil	0.00%	0.00%	50.00%
Estruturadora Brasileira de Projetos S.A. - EBP (1)(2)	Other Activities	Brazil	11.11%	11.11%	11.11%
Gestora de Inteligência de Crédito (1)	Credit Bureau	Brazil	19.45%	20.00%	20.00%
Campo Grande Empreendimentos (5)	Other Activities	Brazil	25.32%	25.32%	25.32%
Santander Auto S.A.	Other Activities	Brazil	50.00%	50.00%	50.00%
Jointly Controlled by Santander Corretora de Seguros (current corporate name of Santander Participações S.A.)
Webmotors S.A. (3)	Other Activities	Brazil	70.00%	70.00%	70.00%
Tecnologia Bancária S.A. - TECBAN (1)	Other Activities	Brazil	18.98%	18.98%	18.98%
Hyundai Corretora de Seguros	Insurance Broker	Brazil	50.00%	50.00%	50.00%
PSA Corretora de Seguros e Serviços Ltda. (4)	Insurance Broker	Brazil	50.00%	50.00%	50.00%
Jointly Controlled by Aymoré CFI
Solutions 4Fleet	Other Activities	Brazil	80.00%	0.00%	0.00%
Significant Influence of Banco Santander
Norchem Holding e Negócios S.A. (1)	Other Activities	Brazil	0.00%	0.00%	21.75%

(1) Companies with a one-month lag in the equity calculation. To account for the equity income, the position of 11/30/2021 was used on 12/31/2021.

(2) Although the interest is less than 20%, the Bank exercises joint control in the entity with the other majority shareholders, through a shareholders' agreement in which no business decision can be taken by a single shareholder.

(3) Although the interest exceeds 50%, in accordance with the shareholders' agreement, control is shared by Santander Corretora de Seguros and Carsales.com Investments PTY LTD. (Carsales).

(4) In accordance with the shareholders' agreement, control is shared by Santander Corretora de Seguros and PSA Services LTD.

(5) Interest arising from credit recovery of Banco Comercial e de Investimentos Sudameris S.A., merged in 2009 by Banco ABN AMRO Real S.A., which in the same year was merged into Banco Santander (Brasil) S.A., one of the Company's partners. The partners are conducting the procedures for the dissolution of the company, which depends on the sale of a property. Once sold, the company will be liquidated and each partner will receive their share of the equity.

Investments
	2021	2020	2019
Jointly Controlled by Banco Santander	628,040	590,219	595,230
Banco RCI Brasil S.A.	591,745	544,236	509,890
Norchem Participações e Consultoria S.A.	-	-	21,078
Estruturadora Brasileira de Projetos S.A. - EBP	1,257	1,273	3,889
Gestora de Inteligência de Crédito	13,522	28,680	47,744
Campo Grande Empreendimentos	255	255	255
Santander Auto S.A.	21,261	15,775	12,374

Jointly Controlled by Santander Corretora de Seguros (current corporate name of Santander Participações S.A.)	593,002	504,766	454,280
Webmotors S.A.	359,092	316,597	296,216
Tecnologia Bancária S.A. - TECBAN	232,109	186,357	156,589
Hyundai Corretora de Seguros	1,260	1,044	934
PSA Corretora de Seguros e Serviços Ltda.	541	768	541
Jointly Controlled by Aymoré CFI	11,604	-	-
Solutions 4Fleet	11,604	-	-
Significant Influence of Banco Santander	-	-	21,252
Norchem Holding e Negócios S.A.	-	-	21,252
Total	1,232,646	1,094,985	1,070,762

Results of Investments

	2021	2020	2019
Jointly Controlled by Banco Santander	54,493	50,915	92,976
Banco RCI Brasil S.A.	62,813	72,057	105,250
Norchem Participações e Consultoria S.A.	-	333	975
Cibrasec - Companhia Brasileira de Securitização	-	-	75
Estruturadora Brasileira de Projetos S.A. - EBP	(16)	9	199
Gestora de Inteligência de Crédito	(14,419)	(19,064)	(11,354)
Santander Auto S.A.	6,115	(2,421)	(2,169)

Jointly Controlled by Santander Corretora de Seguros (current corporate name of Santander Participações S.A.)	91,833	61,380	55,936
Webmotors S.A.	45,817	38,823	42,848
Tecnologia Bancária S.A. - TECBAN	45,752	22,219	12,498
Hyundai Corretora de Seguros	216	110	(66)
PSA Corretora de Seguros e Serviços Ltda.	48	226	656

Jointly Controlled by Aymoré CFI	(2,142)	-	-
Solutions 4Fleet	(2,142)	-	-

Significant Influence of Banco Santander	-	(33)	576
Norchem Holding e Negócios S.A.	-	(33)	576
Total	144,184	112,261	149,488

			2021
	Total Assets	Total Liabilities	Total Income
Jointly Controlled by Banco Santander	12,488,103	12,473,458	95,420
Banco RCI Brasil S.A.	11,147,493	11,080,238	157,462
Estruturadora Brasileira de Projetos S.A. - EBP	11,339	11,476	(136)
Gestora de Inteligência de Crédito	1,173,234	1,237,937	(74,136)
Santander Auto S.A.	156,037	143,807	12,230

Jointly Controlled by Santander Corretora de Seguros (current corporate name of Santander Participações S.A.)	3,055,130	2,824,094	231,035
Webmotors S.A.	342,195	276,743	65,452
Tecnologia Bancária S.A. - TECBAN	2,707,571	2,542,515	165,056
Hyundai Corretora de Seguros Ltda.	3,353	2,921	431
PSA Corretora de Seguros e Serviços Ltda.	2,011	1,915	96

Controlled by Aymoré CFI	14,871	17,548	(2,677)
Solutions 4Fleet.	14,871	17,548	(2,677)
Total	15,558,104	15,315,100	323,778

			2020
	Total Assets	Total Liabilities	Total Income
Jointly Controlled by Banco Santander	12,900,571	11,255,396	51,847
Banco RCI Brasil S.A.	11,620,304	10,255,995	99,951
Norchem Participações e Consultoria S.A.	70,475	27,781	534
Estruturadora Brasileira de Projetos S.A. - EBP	11,562	39	148
Gestora de Inteligência de Crédito	1,126,424	933,115	(45,410)
Santander Auto S.A.	71,807	38,466	(3,376)

Jointly Controlled by Santander Corretora de Seguros (current corporate name of Santander Participações SA)	2,952,308	1,692,770	68,469
Webmotors S.A.	512,687	78,856	21,529
Tecnologia Bancária S.A. - TECBAN	2,435,377	1,612,822	46,735
Hyundai Corretora de Seguros Ltda.	2,076	251	(43)
PSA Corretora de Seguros e Serviços Ltda.	2,168	841	247

Significant Influence of Banco Santander	126,877	29,391	(225)
Norchem Holding e Negócios S.A.	126,877	29,391	(225)
Total	15,979,756	12,977,558	120,091

			2019
	Total Assets	Total Liabilities	Total Income
Jointly Controlled by Banco Santander	14,121,618	12,502,780	206,482
Banco RCI Brasil S.A.	13,452,716	12,174,504	263,851
Norchem Participações e Consultoria S.A.	69,865	27,709	1,949
Estruturadora Brasileira de Projetos S.A. - EBP	35,314	311	1,790
Gestora de Inteligência de Crédito	527,362	288,643	(56,769)
Santander Auto S.A.	36,361	11,613	(4,339)

Jointly Controlled by Santander Corretora de Seguros (current corporate name of Santander Participações S.A.)	2,873,140	1,628,364	125,439
Webmotors S.A.	484,454	60,734	61,212
Tecnologia Bancária S.A. - TECBAN	2,382,907	1,564,801	63,046
Hyundai Corretora de Seguros Ltda.	1,909	41	(132)
PSA Corretora de Seguros e Serviços Ltda.	3,870	2,788	1,313

Significant Influence of Banco Santander	126,937	29,226	2,650
Norchem Holding e Negócios S.A.	126,937	29,226	2,650
Total	17,121,695	14,160,370	334,571

The Bank has no guarantees granted to companies with joint control and significant influence.

The Bank does not have contingent liabilities with significant possible risk of loss related to investments for companies with joint control and significant influence.

b) Changes

The changes in the balance of this item in the years ended December 31, 2021, 2020 and 2019 were:

	2021	2020	2019
Jointly Controlled by Banco Santander
Balance at beginning of year	1,094,985	1,049,510	1,032,382
Additions / disposals (net) due to change in the scope of consolidation	(739)	(41,851)	(51,073)
Additions /disposals	13,746	13,571	746
Share of results of entities accounted for using the equity method	144,184	112,293	148,912
Dividends proposed/received	(66,878)	(59,784)	(69,904)
Others	47,348	21,246	(11,553)
Balance at end of year	1,232,646	1,094,985	1,049,510

Significant Influence of Banco Santander
Balance at beginning of year	-	21,252	20,933
Share of results of entities accounted for using the equity method	-	(33)	576
Dividends proposed/received	-	(239)	(257)
Alienation	-	(20,980)	-
Balance at end of year	-	-	21,252

c) Impairment losses

No impairment losses were recognized on investments in associates and joint ventures in 2021, 2020 and 2019.

d) Other information

Details of the principal jointly controlled entities:

Banco RCI Brasil S.A.: A company incorporated in the form of a joint stock company with headquarters in Paraná, aims to the main practice of investment, leasing, credit, financing and investment operations, with a view to sustain the growth of the automotive brands Renault and Nissan in the Brazilian market, with operations focused on, mainly to financing and leasing to the final consumer. It is a financial institution that is part of the RCI Group Banque and Santander Conglomerate, their operations being conducted in the context of a set of institutions that operate in the financial market. According to the Shareholders' Agreement, the main decisions that impact this company is taken jointly between Banco Santander and other controlling shareholders.

Webmotors S.A.: A company incorporated in the form of a privately held company with headquarters in São Paulo and has as its object development, implementation and / or availability of electronic catalogs, space, product, services or means for the sale of products and / or services related to the automobile industry, on the Internet through the "website" www.webmotors.com.br (owned by Webmotors) or other means related to electronic commerce activities and other uses or applications of the Internet, as well as participation in the capital of other companies and the management of related businesses and ventures. It is a member of the Santander Economic-Financial Conglomerate (Conglomerado Santander) and Carsales.com Investments PTY LTD (Carsales), with its operations conducted in the context of a set of institutions that act in an integrated manner. According to the Shareholders' Agreement, the main decisions that impact this company are taken jointly between Banco Santander and other controllers.

		2021		2020		2019
	Banco RCI Brasil	Webmotors	Banco RCI Brasil	Webmotors	Banco RCI Brasil	Webmotors
Current assets	10,187,883	342,195	11,270,565	276,170	12,052,008	241,919
Current liabilities	8,754,744	71,742	9,825,654	220,707	10,781,921	61,290
Cash and cash equivalents	341,015	2,746	201,142	1,411	489,400	1,667
Depreciation and amortization	(1,628)	(19,152)	(1,577)	(14,949)	(1,666)	(9,234)
Revenue	637,856	331,586	732,253	277,270	661,215	165,049
Interest income	1,308,649	3,938	1,354,283	2,283	1,401,154	5,079
Interest expense	(592,776)	-	(483,506)	-	(547,546)	-
Tax Income / (expense)	(105,266)	(32,819)	(169,957)	(26,314)	(83,455)	(26,863)
Current financial liabilities (excluding trade and other payables and provisions)	3,293,251	58,910	3,279,806	58,910	4,178,761	53,807
Non-current financial liabilities (excluding trade and other payables and provisions)	5,218,945	796	5,947,683	796	470,081	1,006